Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2022
Prospectus

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Katherine Shaw (co-manager) has managed the fund since August 2017.

Jordan Michaels (co-manager) has managed the fund since July 2022.

It is expected that Ms. Shaw will transition off the fund effective on or about September 30, 2022. At that time, Mr. Michaels will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Leisure Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

William Hilkert (co-manager) has managed the fund since August 2020.

Kevin Francfort (co-manager) has managed the fund since September 2022.

It is expected that Mr. Hilkert will transition off of Leisure Portfolio effective on or about February 28, 2023. At that time, Mr. Francfort will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Consumer Discretionary Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jordan Michaels is co-manager of Consumer Discretionary Portfolio, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.

Katherine Shaw is co-manager of Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

It is expected that Ms. Shaw will transition off the fund effective on or about September 30, 2022. At that time, Mr. Michaels will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Leisure Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Kevin Francfort is co-manager of Leisure Portfolio, which he has managed since September 2022. Since joining Fidelity Investments in 2015, Mr. Francfort has worked as a research associate, research analyst, and portfolio manager.

William Hilkert is co-manager of Leisure Portfolio, which he has managed since August 2020. Mr. Hilkert joined Fidelity Investments in 2017 after completing his education the same year. Since joining Fidelity Investments, Mr. Hilkert has worked as a research analyst, research associate, and portfolio manager.

It is expected that Mr. Hilkert will transition off of Leisure Portfolio effective on or about February 28, 2023. At that time, Mr. Francfort will assume sole portfolio manager responsibilities for the fund.

SELCON-22-03 1.913699.132	September 8, 2022